13. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

LEASE COMMITMENTS

We rented approximately 2,300 square feet of executive office space at 8910 University Center Lane, Suite 660, San Diego, CA 92122 at the rate of $6,475 per month on a four year lease that expired in September 2014. We continued leasing that space for the month of October and, effective November 1, 2014, moved into a new facility of approximately 2,576 square feet located at 9635 Granite Ridge Drive, San Diego, CA 92123 under a 39 month lease with an initial rental rate of $6,054 per month. We believe this new leased facility will be satisfactory for our office needs over the term of the lease.

We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $3,917 per month on a one year lease that previously was scheduled to expire in October 2014 and was recently extended to in October 2015. We believe this new leased facility will be satisfactory for our laboratory needs over the term of the lease

Our Exosome Sciences, Inc. subsidiary rents approximately 2,055 square feet of office and laboratory space at 11 Deer Park Drive, South Brunswick, NJ at the rate of $3,596 per month on a one year lease that previously was scheduled to expire in October 2014 and was recently extended to in October 2015. We believe this new leased facility will be satisfactory for Exosome Sciences, Inc.’s operational needs over the term of the lease.

Rent expense approximated $127,000 and $99,000 for the nine month periods ended December 31, 2014 and 2013, respectively.

LEGAL MATTERS

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. We are not presently a party to any pending or threatened legal proceedings.

13. COMMITMENTS AND CONTINGENCIES

EMPLOYMENT CONTRACTS

We entered into an employment agreement with our Chairman of the Board (“Chairman”) effective April 1, 1999. The agreement, which is cancelable by either party upon sixty days’ notice, will be in effect until the Chairman retires or ceases to be employed by us. Under the terms of the agreement, if the Chairman is terminated he may become eligible to receive a salary continuation payment in the amount of at least twelve months' base salary, which was increased to $350,000 per year in June 2014.

We entered into an employment agreement with Dr. Tullis (“Tullis”) effective January 10, 2000 as our Chief Science Officer ("CSO"). Under the terms of the agreement, if Tullis is terminated he may become eligible to receive a salary continuation payment in the amount of twelve months base salary, which is $195,000 per year.

LEASE COMMITMENTS

We currently rent approximately 2,300 square feet of executive office space at 8910 University Center Lane, Suite 660, San Diego, CA 92122 at the rate of $6,475 per month on a four year lease that expires in September 2014. We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $2,917 per month on a two year lease that expires in October 2014.  We are currently searching for new space in the greater San Diego area.

Our Exosome Sciences, Inc. subsidiary rents approximately 2,055 square feet of office and laboratory space at 11 Deer Park Drive, South Brunswick, NJ at the rate of $3,425 per month on a one year lease that expires in October 2014. Our current plans are to renew the lease prior to expiration.

Rent expense approximated $163,000 and $123,000 for the fiscal years ended March 31, 2014 and 2013, respectively. As of March 31, 2014, commitments under the lease agreements are as follows:

2015
8910 University Center Lane, Suite 660, San Diego, CA 92122 office lease	$43,795

11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 office lease	22,755

11 Deer Park Drive, South Brunswick, NJ	23,975
Total Lease Commitments	$90,525

LEGAL MATTERS

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. Other than as mentioned here, we are not presently a party to any pending or threatened legal proceedings.

On February 24, 2014, we entered into a Settlement Agreement and General Release (the “Settlement Agreement”) with Gemini Master Fund, Ltd., a Cayman Islands company ("Gemini"), which, among other things, resulted in the dismissal with prejudice of the complaint filed by Gemini against us on July 5, 2012 in the Supreme Court of the State of New York, County of New York, entitled Gemini Master Fund Ltd. v. Aethlon Medical, Inc., Index No. 652358/2012 (the "Complaint").

In the Complaint, Gemini sought relief both in the form of money damages and delivery of shares of our common stock. The Complaint alleged, among other things, that we were in default of a convertible promissory note ("Convertible Note") originally issued to Gemini on February 12, 2010 by failing to pay the Convertible Note in full and by failing to honor certain requests by Gemini to convert the principal and interest under the Convertible Note into shares of our common stock. The Complaint also alleged that we failed to issue shares upon the presentation of exercise notices under warrants originally issued to Gemini in 2009 and 2010 (respectively, the "2009 Warrant" and the "2010 Warrant").

In the Complaint, Gemini alleged it was entitled to 447,788 shares of common stock upon conversion of the balance of the Convertible Note and Gemini alleged that it was entitled to receive 607,416 shares of common stock pursuant to the 2009 Warrant and the 2010 Warrant, for a combined sum of 1,055,204 common shares.

In response, we provided documentation that the Convertible Note had been paid in full in cash and accepted by Gemini prior to the filing of the Complaint. In addition, we had maintained on our books the total number of shares required to be issued under the 2009 Warrant, the 2010 Warrant and the 2008 Warrant (defined below) combined was 127,200 shares.

The Settlement Agreement required us to issue a total of 150,457 shares of common stock into an escrow and those shares were to be released to Gemini ratably over a ten-month period. The shares were issued upon partial exercise of the 2009 Warrant and 2010 Warrant as well as under a third warrant, issued by us to Gemini in 2008 (the "2008 Warrant"). No shares were issued as consideration for the alleged default under the Convertible Note or in consideration of the releases granted in the Settlement Agreement. In addition, our insurance company paid Gemini $150,000 in cash. Upon the completion of the share issuances, the 2008 Warrant, the 2009 Warrant and the 2010 Warrants were canceled. In addition, under the Settlement Agreement, the Convertible Note (and any other agreement to pay Gemini or issue stock or anything else of value to Gemini) was extinguished and fully satisfied.

As we previously had 127,200 shares of common stock reserved for issuance under the three Warrants described above, the settlement increased our fully diluted shares outstanding by 23,257 shares.

Following the performance of the settlement terms described above, a Stipulation of Dismissal was filed with the Court, permanently terminating the litigation. The Settlement Agreement also provided for mutual and full releases of all other claims between Gemini and us.

The Company accrued an estimate of $1,000,000 for such matter at December 31, 2013 and expensed such amount during the quarter ended December 31, 2013. Upon final settlement, management determined that the expense was approximately $583,000. Accordingly, during the fourth quarter of the year ended March 31, 2014, the Company recorded a credit to expense of approximately $417,000 related to this matter.